UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Telemark Asset Management, LLC
Address:   One International Place, Suite 2401
           Boston, Massachusetts 02110

13 File Number: 028-12649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian C. Miley
Title:     Chief Financial Officer
Phone:     (617) 526-8910
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
Signature, Place and Date of Signing  /c/ Brian C. Miley           Boston, Massachusetts     05/12/2010
                                      ------------------------     ---------------------     ------------------
[Signature]                           Brian C. Miley, Chief        [City, State]             [Date]
                                      Financial Officer
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    51 Data Records

Form 13F Information Table Value Total:    $145,118
                                           (thousands)


Telemark Fund, LP
3/31/2010

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
Asset Type Instrument ID Security Description               CUSIP     Quantity  Base CCY   Price (Base)  Market Value (Base)
------------------------------------------------------------------------------------------------------------------------------------
Equity     59585         ARM HOLDINGS PLC                  G0483X122  1,000,000    USD           3.62                3,618
Equity     2173706       CANON INC ADR                     138006309     10,000    USD          46.21                  462
Equity     2797816       PURE TCHNLGS                      745915108    479,300    USD           4.43                2,124
Equity     5468346       AIXTRON                           D0198L101    200,000    USD          35.97                7,194
Equity     AAPL US       APPLE INC                         037833100     50,000    USD         235.00               11,750
Equity     ABX US        BARRICK GLD                       067901108    100,000    USD          38.34                3,834
Equity     AEM US        AGN EAGLE MINES                   008474108     40,000    USD          55.67                2,227
Equity     ALC US        ASSISTED LIVING 'A'               04544X300     84,100    USD          32.84                2,762
Equity     AME US        AMETEK                            031100100     30,000    USD          41.46                1,244
Equity     AMZN US       AMAZON COMM INC                   023135106     70,000    USD         135.77                9,504
Equity     ARGN US       AMER CL 'A'                       03070L300    390,000    USD          10.09                3,935
Equity     ARMH US       ARM HDS ADS                       042068106    900,000    USD          10.67                9,603
Equity     AUXVF US      AUEX VENTURES INC                 051036101    110,000    USD           2.99                  329
Equity     B01NXQ4       CENTERRA GOLD                     152006102    100,000    USD          13.10                1,310
Equity     B1DHFP4       BIOEXX                            090634106    100,000    USD           2.10                  210
Equity     B29NF31       FRANCO NEVADA                     351858105    190,000    USD          26.84                5,099
Equity     BVN US        CIA BUENAVENT ADR                 20448104      20,000    USD          30.97                  619
Equity     CCJ US        CAMECO                            13321L108     70,000    USD          27.41                1,919
Equity     CGLD US       CAPITAL GOLD                      14018Y106     75,000    USD           3.46                  260
Equity     CGX US        CONSOL GRAP 0.01                  209341106     20,000    USD          41.41                  829
Equity     CHKP          CHECK POINT SFTWRE                M22465104    100,000    USD          35.07                3,507
Equity     CLH US        CLEAN HARCLEAN HRB                184496107     79,000    USD          55.56                4,389
Equity     CLWR US       CLEARWIRE CORP "A"                18538Q105     70,000    USD           7.16                  501
Equity     CNQ US        CDN NTRL NPV                      136385101     50,000    USD          74.04                3,702
Equity     COHR US       COHERT                            192479103     65,000    USD          31.96                2,077
Equity     CPHD US       CEPHEID NPV                       15670R107     50,000    USD          17.48                  874
Equity     EGO US        ELDORADO GLD                      284902103    350,000    USD          12.08                4,228
Equity     EOG US        EOG RESRCS                        26875P101     20,000    USD          92.94                1,859
Equity     F US          FORD MOTOR CO                     345370860    850,000    USD          12.57               10,685
Equity     FCX US        FREEPORT-MCMORAN                  35671D857     10,000    USD          83.54                  835
Equity     GG US         GLDCRP                            380956409    110,000    USD          37.22                4,094
Equity     GLD US        SPDR GOLD TRUST GOLD SHARES NPV   78463V107    100,000    USD         108.95               10,895
Equity     GNTX US       gentex                            371901109     30,000    USD          19.42                  583
Equity     HMSY US       HMS HLDGS CORP                    40425J101     40,000    USD          50.99                2,040
Equity     IIVI US       II-VI NPV                         902104108     80,000    USD          33.84                2,707
Equity     inwk us       INNERWORKING                      45773Y105     45,000    USD           5.20                  234
Equity     KGC US        KINROSS GOLD CORP US              496902404     55,000    USD          17.09                  940
Equity     MEAS US       MEASRMNT SPEC                     583421102     25,000    USD          14.71                  368
Equity     MXIM US       MAXIM INTEG NPV                   57772K101     60,000    USD          19.39                1,163
Equity     NEM US        NEWMNT MIN                        651639106     30,000    USD          50.93                1,528
Equity     NLC US        NALCO HLD                         62985Q101     80,000    USD          24.33                1,946
Equity     PESI US       PERMA ENV                         714157104    350,000    USD           2.24                  784
Equity     RBCN US       RUBICON T                         78112T107    360,000    USD          20.20                7,272
Equity     SIRI US       SIRIUS XM RADIO                   82967N108    700,000    USD           0.87                  609
Equity     SU US         SUNCOR ENE                        867224107     30,000    USD          32.54                  976
Equity     SWM US        SCHW-MAUDUIT                      808541106     30,000    USD          47.56                1,427
Equity     TASR US       TASER INT NPV                     87651B104    100,000    USD           5.87                  587
Equity     TISI US       TEAM INC                          878155100     40,000    USD          16.59                  664
Equity     VECO US       VEECO INSTRUMENTS                 922417100    100,000    USD          43.48                4,348
Equity     WCN US        WASTE CONNECTIONS                 941053100     13,000    USD          33.96                  441
RIGHTS     XX9P05661     WTS US GOLD CORP 2/22/2011        XX9P05661     75,000    USD           0.30                   23